Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	Amended filing for 3/07/2025 OBERWEIS NCSR.
Registrant Name	Oberweis Funds
Entity Central Index Key	0000803020
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Oberweis Micro-Cap Fund | Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Micro-Cap Fund
Class Name	Investor Class
Trading Symbol	OBMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oberweis Micro-Cap Fund (“OBMCX” or the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last year? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Micro-Cap Fund - Investor Class	$164	1.47%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

•   For the 12 months ended December 31, 2024, the Fund outperformed its benchmarked index, the Russell Microcap Growth Index. Micro-cap growth stocks delivered significant gains in 2024.

•   At sector level, portfolio benefited from favorable stock selection in healthcare, industrials, and consumer discretionary while technology, energy, and consumer staples detracted from performance.

•   At the stock level, ADMA Biologics (ADMA), Primoris Services (PRIM), and American Superconductor (AMSC) were among the top contributors to performance. Aehr Test Systems (AEHR), Navitas Semiconductor (NVTS), and Alphatec (ATEC) were among the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Performance of Hypothetical $10,000 Investment (December 31, 2014 to December 31, 2024)
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBMCX	22.87	21.07	16.78
Russell Microcap Growth Index	21.91	5.72	5.30
S&P 500 Index	25.02	14.53	13.10

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell Microcap Growth Index measures the performance of those Russell microcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.

Net Assets	$ 657,813,562
Holdings Count | Holdings	86
Advisory Fees Paid, Amount	$ 5,309,929
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Fund Statistics

Net Assets	Number of Holdings	Portfolio Turnover	Total Advisory Fees Paid
$657,813,562	86	51%	$5,309,929

Holdings [Text Block]

What did the Fund invest in?   (as of December 31, 2024)

Asset Allocation (% of Net Assets)

Equities	97.3
Other Assets less Liabilities	2.7

Top Ten Holdings (% of Net Assets)

ADMA Biologics, Inc.	5.3
Ultra Clean Hldgs., Inc.	3.4
Primoris Services Corp.	2.8
Applied Optoelectronics, Inc.	2.8
Camtek Ltd.	2.5
American Superconductor Corp.	2.4
IMAX Corp.	2.3
Blue Bird Corp.	2.1
Rush Street Interactive, Inc.	2.1
Cellebrite DI Ltd.	2.0

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	14.4
Biotechnology	11.5
Software	8.8
Construction & Engineering	6.3
Hotels, Restaurants & Leisure	5.5
Healthcare Equipment & Supplies	5.0
Commercial Services & Supplies	3.3
Machinery	3.3
Pharmaceuticals	3.0
Electrical Equipment	2.9

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

ADMA Biologics, Inc.	5.3
Ultra Clean Hldgs., Inc.	3.4
Primoris Services Corp.	2.8
Applied Optoelectronics, Inc.	2.8
Camtek Ltd.	2.5
American Superconductor Corp.	2.4
IMAX Corp.	2.3
Blue Bird Corp.	2.1
Rush Street Interactive, Inc.	2.1
Cellebrite DI Ltd.	2.0

Material Fund Change [Text Block]

How has the Fund changed?

Effective February 14, 2024, the Board of Trustees of the Trust has determined to discontinue the deduction of a 1.00% redemption fee (the “Redemption Fee”) for shareholders of the Oberweis Micro-Cap Fund who sell their shares within 90 days of purchase.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No disagreements with accountants.
Oberweis Micro-Cap Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Micro-Cap Fund
Class Name	Institutional Class
Trading Symbol	OMCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oberweis Micro-Cap Fund (“OMCIX” or the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Micro-Cap Fund - Institutional Class	$136	1.22%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

•     For the 12 months ended December 31, 2024, the Fund outperformed its benchmarked index, the Russell Microcap Growth Index. Micro-cap growth stocks delivered significant gains in 2024.

•     At sector level, portfolio benefited from favorable stock selection in healthcare, industrials, and consumer discretionary while technology, energy, and consumer staples detracted from performance.

•     At the stock level, ADMA Biologics (ADMA), Primoris Services (PRIM), and American Superconductor (AMSC) were among the top contributors to performance. Aehr Test Systems (AEHR), Navitas Semiconductor (NVTS), and Alphatec (ATEC) were among the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Performance of Hypothetical $10,000 Investment (May 1, 2017 to December 31, 2024)
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	Since Inception (%)[1]
OMCIX	23.16	21.39	16.88
Russell Microcap Growth Index	21.91	5.72	6.07
S&P 500 Index	25.02	14.53	14.45

[1] Since the inception of OMCIX on May 1, 2017.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell Microcap Growth Index measures the performance of those Russell microcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.

Performance Inception Date	May 01, 2017
Net Assets	$ 657,813,562
Holdings Count | Holdings	86
Advisory Fees Paid, Amount	$ 5,309,929
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Fund Statistics

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$657,813,562	86	51%	$5,309,929

Holdings [Text Block]

What did the Fund invest in?   (as of December 31, 2024)

Asset Allocation (% of Net Assets)

Equities	97.3
Other Assets less Liabilities	2.7

Top Ten Holdings (% of Net Assets)

ADMA Biologics, Inc.	5.3
Ultra Clean Hldgs., Inc.	3.4
Primoris Services Corp.	2.8
Applied Optoelectronics, Inc.	2.8
Camtek Ltd.	2.5
American Superconductor Corp.	2.4
IMAX Corp.	2.3
Blue Bird Corp.	2.1
Rush Street Interactive, Inc.	2.1
Cellebrite DI Ltd.	2.0

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	14.4
Biotechnology	11.5
Software	8.8
Construction & Engineering	6.3
Hotels, Restaurants & Leisure	5.5
Healthcare Equipment & Supplies	5.0
Commercial Services & Supplies	3.3
Machinery	3.3
Pharmaceuticals	3.0
Electrical Equipment	2.9

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

ADMA Biologics, Inc.	5.3
Ultra Clean Hldgs., Inc.	3.4
Primoris Services Corp.	2.8
Applied Optoelectronics, Inc.	2.8
Camtek Ltd.	2.5
American Superconductor Corp.	2.4
IMAX Corp.	2.3
Blue Bird Corp.	2.1
Rush Street Interactive, Inc.	2.1
Cellebrite DI Ltd.	2.0

Material Fund Change [Text Block]

How has the Fund changed?

Effective February 14, 2024, the Board of Trustees of the Trust has determined to discontinue the deduction of a 1.00% redemption fee (the “Redemption Fee”) for shareholders of the Oberweis Micro-Cap Fund who sell their shares within 90 days of purchase.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No disagreements with accountants.
Oberweis Small-Cap Opportunities Fund | Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Small-Cap Opportunities Fund
Class Name	Investor Class
Trading Symbol	OBSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oberweis Small-Cap Opportunities Fund (“OBSOX” or the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Small-Cap Opportunities Fund - Investor Class	$135	1.25%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

•   For the 12 months ended December 31, 2024, the Fund outperformed its benchmarked index, the Russell 2000 Growth Index. Small-cap growth stocks delivered significant gains in 2024.

•   At sector level, portfolio benefitted from favorable stock selection in industrials, consumer discretionary, and healthcare while energy, technology, and financials detracted from performance.

•   At the stock level, Credo Technology (CRDO), Super Micro Computer (SMCI), and Zeta Global (ZETA) were among the top contributors to performance. Aehr Test Systems (AEHR), Tidewater (TDW), and Axcelis Technologies (ACLS) were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Performance of Hypothetical $10,000 Investment (December 31, 2014 to December 31, 2024)
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBSOX	16.14	17.84	14.09
Russell 2000 Growth Index	15.15	6.86	8.09
S&P 500 Index	25.02	14.53	13.10

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.

Net Assets	$ 1,408,597,037
Holdings Count | Holdings	86
Advisory Fees Paid, Amount	$ 8,365,292
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Fund Statistics

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,408,597,037	86	61%	$8,365,292

Holdings [Text Block]

What did the Fund invest in?   (as of December 31, 2024)

Asset Allocation (% of Net Assets)

Equities	98.4
Other Assets less Liabilities	1.6

Top Ten Holdings (% of Net Assets)

Credo Technology Group Hldg. Ltd.	4.2
SharkNinja, Inc.	3.2
SkyWest, Inc.	2.2
Doximity, Inc.	2.2
Encompass Health Corp.	2.2
Zeta Global Hldgs. Corp.	2.1
Frontdoor, Inc.	1.8
Flowserve Corp.	1.7
Genpact Ltd.	1.6
ICU Medical, Inc.	1.6

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	12.1
Software	10.9
Healthcare Equipment & Supplies	7.8
Diversified Consumer Services	6.8
Healthcare Providers & Services	5.7
Household Durables	4.5
Machinery	4.0
Professional Services	4.0
Electronic Equipment, Instruments & Components	3.7
Biotechnology	3.5

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Credo Technology Group Hldg. Ltd.	4.2
SharkNinja, Inc.	3.2
SkyWest, Inc.	2.2
Doximity, Inc.	2.2
Encompass Health Corp.	2.2
Zeta Global Hldgs. Corp.	2.1
Frontdoor, Inc.	1.8
Flowserve Corp.	1.7
Genpact Ltd.	1.6
ICU Medical, Inc.	1.6

Material Fund Change [Text Block]

How has the Fund changed?

Effective February 14, 2024, the Board of Trustees of the Trust has determined to discontinue the deduction of a 1.00% redemption fee (the “Redemption Fee”) for shareholders of the Oberweis Small-Cap Opportunities Fund who sell their shares within 90 days of purchase.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No disagreements with accountants.
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Small-Cap Opportunities Fund
Class Name	Institutional Class
Trading Symbol	OBSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oberweis Small-Cap Opportunities Fund (“OBSIX” or the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Small-Cap Opportunities Fund - Institutional Class	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

•   For the 12 months ended December 31, 2024, the Fund outperformed its benchmarked index, the Russell 2000 Growth Index. Small-cap growth stocks delivered significant gains in 2024.

•   At sector level, portfolio benefitted from favorable stock selection in industrials, consumer discretionary, and healthcare while energy, technology, and financials detracted from performance.

•   At the stock level, Credo Technology (CRDO), Super Micro Computer (SMCI), and Zeta Global (ZETA) were among the top contributors to performance. Aehr Test Systems (AEHR), Tidewater (TDW), and Axcelis Technologies (ACLS) were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Performance of Hypothetical $10,000 Investment (May 1, 2017 to December 31, 2024)
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	Since Inception (%)[1]
OBSIX	16.40	18.12	15.36
Russell 2000 Growth Index	15.15	6.86	8.34
S&P 500 Index	25.02	14.53	14.45

[1] Since the inception of OBSIX on May 1, 2017.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.

Performance Inception Date	May 01, 2017
Net Assets	$ 1,408,597,037
Holdings Count | Holdings	86
Advisory Fees Paid, Amount	$ 8,365,292
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Fund Statistics

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,408,597,037	86	61%	$8,365,292

Holdings [Text Block]

What did the Fund invest in?   (as of December 31, 2024)

Asset Allocation (% of Net Assets)

Equities	98.4
Other Assets less Liabilities	1.6

Top Ten Holdings (% of Net Assets)

Credo Technology Group Hldg. Ltd.	4.2
SharkNinja, Inc.	3.2
SkyWest, Inc.	2.2
Doximity, Inc.	2.2
Encompass Health Corp.	2.2
Zeta Global Hldgs. Corp.	2.1
Frontdoor, Inc.	1.8
Flowserve Corp.	1.7
Genpact Ltd.	1.6
ICU Medical, Inc.	1.6

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	12.1
Software	10.9
Healthcare Equipment & Supplies	7.8
Diversified Consumer Services	6.8
Healthcare Providers & Services	5.7
Household Durables	4.5
Machinery	4.0
Professional Services	4.0
Electronic Equipment, Instruments & Components	3.7
Biotechnology	3.5

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Credo Technology Group Hldg. Ltd.	4.2
SharkNinja, Inc.	3.2
SkyWest, Inc.	2.2
Doximity, Inc.	2.2
Encompass Health Corp.	2.2
Zeta Global Hldgs. Corp.	2.1
Frontdoor, Inc.	1.8
Flowserve Corp.	1.7
Genpact Ltd.	1.6
ICU Medical, Inc.	1.6

Material Fund Change [Text Block]

How has the Fund changed?

Effective February 14, 2024, the Board of Trustees of the Trust has determined to discontinue the deduction of a 1.00% redemption fee (the “Redemption Fee”) for shareholders of the Oberweis Small-Cap Opportunities Fund who sell their shares within 90 days of purchase.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No disagreements with accountants.
Oberweis Global Opportunities Fund | Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Global Opportunities Fund
Class Name	Investor Class
Trading Symbol	OBEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oberweis Global Opportunities Fund (“OBEGX” or the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Global Opportunities Fund - Investor Class	$156	1.48%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

•   For the 12 months ended December 31, 2024, the Fund outperformed its benchmarked index, the MSCI AWCI Small-Cap Index. Global small-cap equities gained broadly in 2024, with the U.S. outperforming most other countries.

•   At the country level, stock selection in Japan, Switzerland, and the United Kingdom added to portfolio return, while Canada, the United States, and Israel detracted from portfolio return.

•   At the sector level, consumer discretionary, industrials, and materials added to return, while healthcare, financials, and communication services detracted.

•   At the stock level Credo Technology (CRDO US), Asics (7936 JP), and Zeta Global (ZETA US) were among the top contributors to performance; Alphatec (ATEC US), Axcelis Technologies (ACLS US), and ACM Research (ACMR US) were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Performance of Hypothetical $10,000 Investment (December 31, 2014 to December 31, 2024)
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBEGX	10.72	10.16	8.14
MSCI ACWI Small-Cap Index	7.66	6.68	7.26
MSCI EAFE Index	3.82	4.73	5.20

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI ACWI Small-Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small-cap developed and emerging markets with dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.

Net Assets	$ 57,355,302
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 466,662
Investment Company, Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
Fund Statistics

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$57,355,302	50	103%	$466,662

Holdings [Text Block]

What did the Fund invest in?   (as of December 31, 2024)

Asset Allocation (% of Net Assets)

Equities	97.0
Other Assets less Liabilities	3.0

Top Ten Holdings (% of Net Assets)

Credo Technology Group Hldg. Ltd.	6.0
ADMA Biologics, Inc.	4.4
Veracyte, Inc.	3.5
Ashtead Technology Hldgs. PLC	3.3
Zeta Global Hldgs. Corp.	3.2
Marks & Spencer Group PLC	3.2
SharkNinja, Inc.	3.2
Asics Corp.	3.1
Parsons Corp.	3.0
Accelleron Industries AG	2.8

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	12.2
Biotechnology	10.1
Healthcare Equipment & Supplies	7.8
Software	7.4
Electrical Equipment	6.3
Aerospace & Defense	4.6
Energy Equipment & Services	4.5
Professional Services	3.9
Trading Co. & Distribution	3.3
Pharmaceuticals	3.2

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Credo Technology Group Hldg. Ltd.	6.0
ADMA Biologics, Inc.	4.4
Veracyte, Inc.	3.5
Ashtead Technology Hldgs. PLC	3.3
Zeta Global Hldgs. Corp.	3.2
Marks & Spencer Group PLC	3.2
SharkNinja, Inc.	3.2
Asics Corp.	3.1
Parsons Corp.	3.0
Accelleron Industries AG	2.8

Material Fund Change [Text Block]

How has the Fund changed?

Effective February 14, 2024, the Board of Trustees of the Trust has determined to discontinue the deduction of a 1.00% redemption fee (the “Redemption Fee”) for shareholders of the Oberweis Global Opportunities Fund who sell their shares within 90 days of purchase.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No disagreements with accountants.
Oberweis Global Opportunities Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Global Opportunities Fund
Class Name	Institutional Class
Trading Symbol	OBGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oberweis Global Opportunities Fund (“OBGIX” or the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Global Opportunities Fund - Institutional Class	$130	1.23%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

•   For the 12 months ended December 31, 2024, the Fund outperformed its benchmarked index, the MSCI AWCI Small-Cap Index. Global small-cap equities gained broadly in 2024, with the U.S. outperforming most other countries.

•   At the country level, stock selection in Japan, Switzerland, and the United Kingdom added to portfolio return, while Canada, the United States, and Israel detracted from portfolio return.

•   At the sector level, consumer discretionary, industrials, and materials added to return, while healthcare, financials, and communication services detracted.

•   At the stock level Credo Technology (CRDO US), Asics (7936 JP), and Zeta Global (ZETA US) were among the top contributors to performance; Alphatec (ATEC US), Axcelis Technologies (ACLS US), and ACM Research (ACMR US) were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Performance of Hypothetical $10,000 Investment (May 1, 2017 to December 31, 2024)
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	Since Inception (%)[1]
OBGIX	11.01	10.44	8.08
MSCI ACWI Small-Cap Index	7.66	6.68	7.07
MSCI EAFE Index	3.82	4.73	5.49

[1] Since the inception of OBGIX on May 1, 2017.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI ACWI Small-Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small-cap developed and emerging markets with dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.

Performance Inception Date	May 01, 2017
Net Assets	$ 57,355,302
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 466,662
Investment Company, Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
Fund Statistics

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$57,355,302	50	103%	$466,662

Holdings [Text Block]

What did the Fund invest in?   (as of December 31, 2024)

Asset Allocation (% of Net Assets)

Equities	97.0
Other Assets less Liabilities	3.0

Top Ten Holdings (% of Net Assets)

Credo Technology Group Hldg. Ltd.	6.0
ADMA Biologics, Inc.	4.4
Veracyte, Inc.	3.5
Ashtead Technology Hldgs. PLC	3.3
Zeta Global Hldgs. Corp.	3.2
Marks & Spencer Group PLC	3.2
SharkNinja, Inc.	3.2
Asics Corp.	3.1
Parsons Corp.	3.0
Accelleron Industries AG	2.8

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	12.2
Biotechnology	10.1
Healthcare Equipment & Supplies	7.8
Software	7.4
Electrical Equipment	6.3
Aerospace & Defense	4.6
Energy Equipment & Services	4.5
Professional Services	3.9
Trading Co. & Distribution	3.3
Pharmaceuticals	3.2

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Credo Technology Group Hldg. Ltd.	6.0
ADMA Biologics, Inc.	4.4
Veracyte, Inc.	3.5
Ashtead Technology Hldgs. PLC	3.3
Zeta Global Hldgs. Corp.	3.2
Marks & Spencer Group PLC	3.2
SharkNinja, Inc.	3.2
Asics Corp.	3.1
Parsons Corp.	3.0
Accelleron Industries AG	2.8

Material Fund Change [Text Block]

How has the Fund changed?

Effective February 14, 2024, the Board of Trustees of the Trust has determined to discontinue the deduction of a 1.00% redemption fee (the “Redemption Fee”) for shareholders of the Oberweis Global Opportunities Fund who sell their shares within 90 days of purchase.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No disagreements with accountants.
Oberweis China Opportunities Fund | Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis China Opportunities Fund
Class Name	Investor Class
Trading Symbol	OBCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oberweis China Opportunities Fund (“OBCHX” or the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis China Opportunities Fund - Investor Class	$224	2.16%

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	2.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

•   For the 12 months ended December 31, 2024, Chinese equities broadly appreciated. The Fund underperformed its benchmarked index, the MSCI China Net Index. In 2024, significant shifts in Chinese policy were a headwind to the fund’s strategy, which focuses on company-specific fundamental analysis and earnings growth.

•   At the sector level, consumer discretionary, industrials, and healthcare contributed to performance while technology, financials, and communication services were top detractors.

•   At the stock level, Taiwan Semiconductor Manufacturing Co. (TSM US), Pop Mart International (9992 HK), and Meituan (3690 HK) were among the top contributors to performance; Pinduoduo (PDD US), Li Auto (LI US), and China Resources Mixc Lifestyle Services (1209 HK) were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Performance of Hypothetical $10,000 Investment (December 31, 2014 to December 31, 2024)
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBCHX	7.29	(1.65)	2.48
MSCI China Net Index	19.42	(3.44)	1.88

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI China Net Index is a free float-adjusted market capitalization-weighted index of Chinese equities that include China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges and P chips and foreign listings with minimum dividends reinvested net of withholding tax. The MSCI China Net Index is unmanaged and is not available for investment.

Net Assets	$ 36,838,834
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 496,928
Investment Company, Portfolio Turnover	155.00%
Additional Fund Statistics [Text Block]
Fund Statistics

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$36,838,834	50	155%	$496,928

Holdings [Text Block]

What did the Fund invest in?   (as of December 31, 2024)

Asset Allocation (% of Net Assets)

Equities	100.8
Short-Term Investments	0.1
Other Liabilities less Assets	(0.9)

Top Ten Holdings (% of Net Assets)

Tencent Hldgs. Ltd.	8.0
Alibaba Group Hldg. Ltd.	6.6
Taiwan Semiconductor Manufacturing Co. Ltd. ADS	5.6
Pop Mart International Group Ltd.	5.3
Xiaomi Corp.	4.8
Trip.com Group Ltd.	4.7
Meituan	4.5
China Construction Bank Corp.	3.6
GDS Hldgs. Ltd.	3.6
PDD Hldgs. ADS	3.2

Top Ten Industries (% of Net Assets)

Broadline Retail	12.3
Hotels, Restaurants & Leisure	11.1
Interactive Media & Services	8.0
Technology Hardware, Storage & Peripherals	6.6
Semiconductors & Semiconductor Equipment	6.2
Capital Markets	6.0
Insurance	5.6
Specialty Retail	5.3
Information Technology Services	4.7
Electrical Equipment	4.0

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Tencent Hldgs. Ltd.	8.0
Alibaba Group Hldg. Ltd.	6.6
Taiwan Semiconductor Manufacturing Co. Ltd. ADS	5.6
Pop Mart International Group Ltd.	5.3
Xiaomi Corp.	4.8
Trip.com Group Ltd.	4.7
Meituan	4.5
China Construction Bank Corp.	3.6
GDS Hldgs. Ltd.	3.6
PDD Hldgs. ADS	3.2

Material Fund Change [Text Block]	How has the Fund changed? The Oberweis China Opportunties Fund’s advisory management fee was reduced to 1.00% effective October 1, 2024.
Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No disagreements with accountants.
Oberweis China Opportunities Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis China Opportunities Fund
Class Name	Institutional Class
Trading Symbol	OCHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oberweis China Opportunities Fund (“OCHIX” or the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis China Opportunities Fund - Institutional Class	$199	1.92%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

•   For the 12 months ended December 31, 2024, Chinese equities broadly appreciated. The Fund underperformed its benchmarked index, the MSCI China Net Index. In 2024, significant shifts in Chinese policy were a headwind to the fund’s strategy, which focuses on company-specific fundamental analysis and earnings growth.

•   At the sector level, consumer discretionary, industrials, and healthcare contributed to performance while technology, financials, and communication services were top detractors.

•   At the stock level, Taiwan Semiconductor Manufacturing Co. (TSM US), Pop Mart International (9992 HK), and Meituan (3690 HK) were among the top contributors to performance; Pinduoduo (PDD US), Li Auto (LI US), and China Resources Mixc Lifestyle Services (1209 HK) were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Performance of Hypothetical $10,000 Investment (May 1, 2017 to December 31, 2024)
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	Since Inception (%)[1]
OCHIX	7.61	(1.41)	3.01
MSCI China Net Index	19.42	(3.44)	1.46

[1] Since the inception of OCHIX on May 1, 2017.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI China Net Index is a free float-adjusted market capitalization-weighted index of Chinese equities that include China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges and P chips and foreign listings with minimum dividends reinvested net of withholding tax. The MSCI China Net Index is unmanaged and is not available for investment.

Performance Inception Date	May 01, 2017
Net Assets	$ 36,838,834
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 496,928
Investment Company, Portfolio Turnover	155.00%
Additional Fund Statistics [Text Block]
Fund Statistics

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$36,838,834	50	155%	$496,928

Holdings [Text Block]

What did the Fund invest in?   (as of December 31, 2024)

Asset Allocation (% of Net Assets)

Equities	100.8
Short-Term Investments	0.1
Other Liabilities less Assets	(0.9)

Top Ten Holdings (% of Net Assets)

Tencent Hldgs. Ltd.	8.0
Alibaba Group Hldg. Ltd.	6.6
Taiwan Semiconductor Manufacturing Co. Ltd. ADS	5.6
Pop Mart International Group Ltd.	5.3
Xiaomi Corp.	4.8
Trip.com Group Ltd.	4.7
Meituan	4.5
China Construction Bank Corp.	3.6
GDS Hldgs. Ltd.	3.6
PDD Hldgs. ADS	3.2

Top Ten Industries (% of Net Assets)

Broadline Retail	12.3
Hotels, Restaurants & Leisure	11.1
Interactive Media & Services	8.0
Technology Hardware, Storage & Peripherals	6.6
Semiconductors & Semiconductor Equipment	6.2
Capital Markets	6.0
Insurance	5.6
Specialty Retail	5.3
Information Technology Services	4.7
Electrical Equipment	4.0

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Tencent Hldgs. Ltd.	8.0
Alibaba Group Hldg. Ltd.	6.6
Taiwan Semiconductor Manufacturing Co. Ltd. ADS	5.6
Pop Mart International Group Ltd.	5.3
Xiaomi Corp.	4.8
Trip.com Group Ltd.	4.7
Meituan	4.5
China Construction Bank Corp.	3.6
GDS Hldgs. Ltd.	3.6
PDD Hldgs. ADS	3.2

Material Fund Change [Text Block]	How has the Fund changed? The Oberweis China Opportunties Fund’s advisory management fee was reduced to 1.00% effective October 1, 2024.
Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No disagreements with accountants.
Oberweis International Opportunities Fund | Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis International Opportunities Fund
Class Name	Investor Class
Trading Symbol	OBIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oberweis International Opportunities Fund (“OBIOX” or the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis International Opportunities Fund - Investor Class	$140	1.35%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

•   For the 12 months ended December 31, 2024, the Fund outperformed its benchmarked index, the MSCI World ex-US Small Cap Growth Index. International equities appreciated in 2024, with Developed Markets outperforming Emerging Markets.

•   At the country level, Japan, Norway, and Switzerland were the leading contributors to portfolio performance while Canada, Finland, and Denmark were the leading detractors.

•   At the sector level, the portfolio was positively impacted by stock selection in industrials and consumer discretionary, while materials and energy detracted from performance.

•   At the stock level, Kongsberg (KOG NO), Asics (7936 JP), and Fujikura (5803 JP) were among the top contributors to performance; ATS (ATS CN), ULVAC (6728 JP), and James Hardie Industries (JHX AU) were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Performance of Hypothetical $10,000 Investment (December 31, 2014 to December 31, 2024)
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBIOX	7.54	3.26	5.24
MSCI World ex-US Small Cap Growth Index	2.57	2.06	5.67
MSCI EAFE Index	3.82	4.73	5.20

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.

Net Assets	$ 341,527,562
Holdings Count | Holdings	68
Advisory Fees Paid, Amount	$ 3,554,955
Investment Company, Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]
Fund Statistics

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$341,527,562	68	99%	$3,554,955

Holdings [Text Block]

What did the Fund invest in?   (as of December 31, 2024)

Asset Allocation (% of Net Assets)

Equities	98.3
Short-Term Investments	1.1
Other Assets less Liabilities	0.6

Top Ten Holdings (% of Net Assets)

Intermediate Capital Group PLC	3.1
Marks and Spencer Group PLC	3.1
Accelleron Industries AG	2.9
Fujikura Ltd.	2.9
Games Workshop Group PLC	2.6
Santen Pharmaceutical Co. Ltd.	2.4
JB Hi-Fi Ltd.	2.4
Saab AB	2.4
CTS Eventim AG & Co.	2.3
JVCKenwood Corp.	2.2

Top Ten Industries (% of Net Assets)

Electrical Equipment	9.4
Capital Markets	7.2
Machinery	7.0
Construction & Engineering	6.5
Aerospace & Defense	6.2
Insurance	5.8
Energy Equipment & Services	5.0
Food Products	4.7
Specialty Retail	3.9
Textiles, Apparel & Luxury Goods	3.9

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Intermediate Capital Group PLC	3.1
Marks and Spencer Group PLC	3.1
Accelleron Industries AG	2.9
Fujikura Ltd.	2.9
Games Workshop Group PLC	2.6
Santen Pharmaceutical Co. Ltd.	2.4
JB Hi-Fi Ltd.	2.4
Saab AB	2.4
CTS Eventim AG & Co.	2.3
JVCKenwood Corp.	2.2

Material Fund Change [Text Block]	How has the Fund changed? There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No disagreements with accountants.
Oberweis International Opportunities Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis International Opportunities Fund
Class Name	Institutional Class
Trading Symbol	OBIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oberweis International Opportunities Fund (“OBIIX” or the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis International Opportunities Fund - Institutional Class	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

•   For the 12 months ended December 31, 2024, the Fund outperformed its benchmarked index, the MSCI World ex-US Small Cap Growth Index. International equities appreciated in 2024, with Developed Markets outperforming Emerging Markets.

•   At the country level, Japan, Norway, and Switzerland were the leading contributors to portfolio performance while Canada, Finland, and Denmark were the leading detractors.

•   At the sector level, the portfolio was positively impacted by stock selection in industrials and consumer discretionary, while materials and energy detracted from performance.

•   At the stock level, Kongsberg (KOG NO), Asics (7936 JP), and Fujikura (5803 JP) were among the top contributors to performance; ATS (ATS CN), ULVAC (6728 JP), and James Hardie Industries (JHX AU) were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Performance of Hypothetical $10,000 Investment (December 22, 2023 to December 31, 2024)
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	Since Inception (%)[1]
OBIIX	7.70	8.41
MSCI World ex-US Small Cap Growth Index	2.57	3.92
MSCI EAFE Index	3.82	4.93

[1] Since the inception of OBIIX on December 22, 2023.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.

Performance Inception Date	Dec. 22, 2023
Net Assets	$ 341,527,562
Holdings Count | Holdings	68
Advisory Fees Paid, Amount	$ 3,554,955
Investment Company, Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]
Fund Statistics

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$341,527,562	68	99%	$3,554,955

Holdings [Text Block]

What did the Fund invest in?   (as of December 31, 2024)

Asset Allocation (% of Net Assets)

Equities	98.3
Short-Term Investments	1.1
Other Assets less Liabilities	0.6

Top Ten Holdings (% of Net Assets)

Intermediate Capital Group PLC	3.1
Marks and Spencer Group PLC	3.1
Accelleron Industries AG	2.9
Fujikura Ltd.	2.9
Games Workshop Group PLC	2.6
Santen Pharmaceutical Co. Ltd.	2.4
JB Hi-Fi Ltd.	2.4
Saab AB	2.4
CTS Eventim AG & Co.	2.3
JVCKenwood Corp.	2.2

Top Ten Industries (% of Net Assets)

Electrical Equipment	9.4
Capital Markets	7.2
Machinery	7.0
Construction & Engineering	6.5
Aerospace & Defense	6.2
Insurance	5.8
Energy Equipment & Services	5.0
Food Products	4.7
Specialty Retail	3.9
Textiles, Apparel & Luxury Goods	3.9

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Intermediate Capital Group PLC	3.1
Marks and Spencer Group PLC	3.1
Accelleron Industries AG	2.9
Fujikura Ltd.	2.9
Games Workshop Group PLC	2.6
Santen Pharmaceutical Co. Ltd.	2.4
JB Hi-Fi Ltd.	2.4
Saab AB	2.4
CTS Eventim AG & Co.	2.3
JVCKenwood Corp.	2.2

Material Fund Change [Text Block]	How has the Fund changed? There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No disagreements with accountants.
Oberweis Focused International Growth Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Focused International Growth Fund
Class Name	Institutional Class
Trading Symbol	OFIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oberweis Focused International Growth Fund (“OFIGX” or the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were your Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Focused International Opportunities Fund - Institutional Class	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

•   For the 12 months ended December 31, 2024, the Fund outperformed its benchmarked index, the MSCI EAFE Index. Internationally, Developed Markets outperformed Emerging Markets. Large caps outperformed small caps.

•   At the country level, Germany, the U.K., and Italy were the top contributors, while Australia, Singapore, and Israel were top detractors.

•   At the sector level, industrials, technology, and consumer staples contributed to performance while financials, communication services, and energy were top detractors.

•   At the stock level, Hitachi (6501 JP), SAP (SAP GR), and Rolls-Royce (RR/ LN) were among the top contributors to performance; LVMH (MC FP), BHP (BHP AU) and Sony (6758 JP) were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Performance of Hypothetical $10,000 Investment (April 1, 2022 to December 31, 2024)
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	Since Inception (%)[1]
OFIGX	11.79	0.25
MSCI EAFE Index	3.82	4.08

[1] Since the inception of OFIGX on April 1, 2022.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Index is unmanaged and not available for investment.

Performance Inception Date	Apr. 01, 2022
Net Assets	$ 7,685,112
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 55,694
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Fund Statistics

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$7,685,112	41	66%	$55,694

Holdings [Text Block]

What did the Fund invest in?   (as of December 31, 2024)

Asset Allocation (% of Net Assets)

Equities	96.7
Short-Term Investments	2.1
Other Assets less Liabilities	1.2

Top Ten Holdings (% of Net Assets)

Rheinmetall AG	5.8
SAP SE	5.8
Hitachi Ltd.	5.3
Zurich Insurance Group AG	3.9
Rolls-Royce Hldgs. PLC	3.6
Dollarama, Inc.	3.4
Schneider Electric SE	3.2
Heidelberg Materials AG	2.9
Cadence Design Systems, Inc.	2.7
Sony Group Corp.	2.7

Top Ten Industries (% of Net Assets)

Banks	11.4
Software	9.9
Aerospace & Defense	9.5
Insurance	6.0
Pharmaceuticals	5.3
Industrial Conglomerates	5.3
Construction Materials	4.6
Capital Markets	3.9
Oil, Gas & Consumable Fuels	3.7
Broadline Retail	3.4

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Rheinmetall AG	5.8
SAP SE	5.8
Hitachi Ltd.	5.3
Zurich Insurance Group AG	3.9
Rolls-Royce Hldgs. PLC	3.6
Dollarama, Inc.	3.4
Schneider Electric SE	3.2
Heidelberg Materials AG	2.9
Cadence Design Systems, Inc.	2.7
Sony Group Corp.	2.7

Material Fund Change Adviser [Text Block]	How has the Fund changed? There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No disagreements with accountants.